Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Loan from the banks, maturity date after refinancing		Dec. 31, 2021
Loan principle prepaid		¥ 130,000
Loan from the banks	[1]	¥ 360,000	¥ 490,000
Loan from the banks, floating interest rate	[1]	0.07%	0.06%
Unused line of credit		¥ 0

[1]	Canon entered into the unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥130,000 million of the loan with cash flows generated during the year ended December 31, 2018. The outstanding loans under the credit facilities are ¥360,000 million at a floating interest of 0.07% and Canon has no unused credit facilities as of December 31, 2018.